Note 4 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4 Loans Receivable, Net

A summary of loans receivable at December 31 is as follows:

(Dollars in thousands)	2014	2013
Residential real estate loans:
1-4 family conventional	$69,372	75,958
1-4 family FHA	426	464
1-4 family VA	43	45
	69,841	76,467
Commercial real estate:
Lodging	28,466	33,603
Retail/office	40,279	42,490
Nursing home/health care	7,032	6,558
Land developments	17,766	28,643
Golf courses	5,505	6,574
Restaurant/bar/café	3,370	3,609
Alternative fuel plants	5,377	9,783
Warehouse	10,137	9,180
Construction:
1-4 family builder	6,454	7,299
Multi-family	1,062	0
Commercial real estate	5,087	552
Manufacturing	8,022	11,344
Churches/community service	8,385	7,199
Multi-family	15,700	8,113
Convenience stores	8,562	0
Other	20,464	19,503
	191,668	194,450
Consumer:
Autos	1,124	971
Home equity line	36,832	36,178
Home equity	12,420	11,629
Consumer – secured	1,168	1,070
Land/lot loans	1,670	1,827
Savings	128	177
Mobile home	263	360
Consumer – unsecured	1,320	1,211
	54 ,925	53,423

Commercial business	57,122	71,709
Total loans	373,556	396,049
Less:
Unamortized discounts	14	33
Net deferred loan fees	97	0
Allowance for loan losses	8,332	11,401
Total loans receivable, net	$365,113	384,615
Commitments to originate or purchase loans	$29,635	39,507
Commitments to deliver loans to secondary market	$3,279	2,025
Weighted average contractual rate of loans in portfolio	4.52%	4.71%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $21.2 million and $26.3 million as of December 31, 2014 and 2013, respectively. The interest rates on these loan commitments ranged from 3.00% to 6.00% at December 31, 2014 and from 3.38% to 5.79% at December 31, 2013.

The aggregate amounts of loans to executive officers and directors of the Company was $2.8 million, $3.1 million and $3.1 million at December 31, 2014, 2013 and 2012, respectively. During 2014, repayments on loans to executive officers and directors were $128,000, new loans to executive officers and directors totaled $224,000, sales of executive officer and director loans were $224,000, loans reclassified due to change in officers were $139,000, and no loans were closed or paid off. During 2013, repayments on loans to executive officers and directors were $106,000, new loans to executive officers and directors totaled $281,000, there were no sales of executive officer and director loans, and no loans were removed from the executive officer listing due to change in status of the officer or loan. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties and did not involve more than the normal risk of collectability or present other unfavorable features.

At December 31, 2014, 2013, and 2012, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $379.7 million, $411.8 million and $428.2 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota, Iowa, and Wisconsin. At December 31, 2014 and 2013, the Company had in its portfolio single-family residential loans located in the following states:

	2014		2013
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$3,145	4.5%	$3,793	5.0%
Minnesota	62,219	89.1	69,219	90.5
Wisconsin	3,160	4.5	1,770	2.3
Other states	1,317	1.9	1,685	2.2
Total	$69,841	100.0%	$76,467	100.0%
Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2014 and 2013, the Company had in its portfolio commercial real estate loans located in the following states:

	2014		2013
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$2,202	1.2%	$0	0.0%
Florida	2,253	1.2	2,312	1.2
Idaho	3,810	2.0	3,936	2.0
Indiana	3,501	1.8	5,023	2.6
Iowa	0	0.0	1,267	0.6
Michigan	2,558	1.3	0	0.0
Minnesota	145,341	75.8	163,040	83.9
North Carolina	5,598	2.9	5,576	2.9
North Dakota	1,572	0.8	1,282	0.7
Wisconsin	22,354	11.7	10,589	5.4
Other states	2,479	1.3	1,425	0.7
Total	$191,668	100.0%	$194,450	100.0%
Amounts under one million dollars in both years are included in “Other states”.